GOODWILL	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2023 and the twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balance at beginning of period	$6,914	$2,216
Acquisitions through business combinations (1)	—	4,836
Dispositions	(142)	—
Assets reclassified as held for sale	—	(11)
Foreign currency translation	(60)	(127)
Balance at end of period	$6,712	$6,914
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(1)See Note 3 for additional information.